HEDGE ACCOUNTING - Financial instruments for hedging - liabilities (Details) - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial liabilities [line items]
Assets	$ 54,019	$ 48,662
Liabilities	21,658	217,566
Forward contract [member]
Disclosure of financial liabilities [line items]
Liabilities	5,250	204,202
Forward contracts, Foreign currency to buy
Disclosure of financial liabilities [line items]
Liabilities	5,185	204,202
Forward contracts, Foreign currency to sell
Disclosure of financial liabilities [line items]
Liabilities	65
Swap contract [member]
Disclosure of financial liabilities [line items]
Liabilities	16,408	13,364
Interest rate swap
Disclosure of financial liabilities [line items]
Liabilities	$ 16,408	$ 13,364